ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2024
ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.1NEW ACCOUNTING STANDARDS ADOPTED

The Company adopted the amendments to IAS 1 Presentation of Financial Statements on classification of liabilities, effective for years beginning after January 1, 2024, which clarify when liabilities are classified as either current or non-current. For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional.
Additionally, the amendments eliminate the exception related to conversion features. Previously, if conversion features were at the holder's discretion, it did not affect the classification of the liability component of a convertible instrument. In light of this amendment, the Company reclassified the convertible notes from a non-current to current liability, including the 2023 comparative figures.

4.2NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements. It carries forward many requirements from IAS 1 unchanged. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted.

The new Accounting Standard introduces significant changes to the structure of a company's income statement and new principles for aggregation and disaggregation of information. The main impacts of the new Accounting Standard include:

●	Introducing a newly defined "operating profit" subtotal and a requirement for all income and expenses to be allocated between three distinct categories based on the company's main business activities: Operating, investing and financing;
●	Disclosure about management performance measures;
●	Adding new principles for aggregation and disaggregation of information;
●	Requiring the cash flow statement to start with operating profit; and
●	Remove the accounting policy choice for presentation of dividend and interest.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

Amendments to IFRS 7 Financial instruments: disclosures and IFRS 9 Financial instruments

In May 2024, the IASB published Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The amendments to IFRS 9 clarify de-recognition and classification of specific financial assets and liabilities respectively while the amendments to IFRS 7 clarify the disclosure requirements for investments in equity instruments designated at fair value through other comprehensive income and contractual terms that could change the timing or amount of contractual cash flows on the occurrence or non-occurrence of a contingent event. The amendments to IFRS 9 and IFRS 7 are effective for annual reporting beginning on or after January 1, 2026. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.